Derivative Financial Instruments for Hedging Purposes (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Charge [Member]
Derivative Financial Instruments for Hedging Purposes [Line Items]
Effect of the cash flow hedging derivatives		$ 4,320
Credit [Member]
Derivative Financial Instruments for Hedging Purposes [Line Items]
Effect of the cash flow hedging derivatives	$ 100,566		$ 251,371
Cash Flow in CLF [Member] | Charge [Member] | Cash Flow Hedges [Member]
Derivative Financial Instruments for Hedging Purposes [Line Items]
Unrealized gain for cash flow hedging in equity, before tax	21,798		215,476
Unrealized gain for cash flow hedging in equity, net of income tax	15,913		157,297
Accumulated balance of unrealized gain for cash flow hedging in equity, net of income tax	$ 12,397		$ 103,782
Cash Flow in CLF [Member] | Credit [Member] | Cash Flow Hedges [Member]
Derivative Financial Instruments for Hedging Purposes [Line Items]
Unrealized gain for cash flow hedging in equity, before tax		113,183
Unrealized gain for cash flow hedging in equity, net of income tax		82,624
Accumulated balance of unrealized gain for cash flow hedging in equity, net of income tax		$ 9,401